Segment Information (Details) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) wholesaler segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 11, 2019
Segment Reporting Information [Line Items]
Number of operating segments | segment									1
Number of wholesalers | wholesaler									3
Revenue	$ 5,637.6	$ 5,306.9	$ 5,585.0	$ 4,963.8	$ 5,406.4	$ 4,961.0	$ 5,091.6	$ 4,514.9	$ 21,493.3	$ 19,973.8	$ 18,312.8
Long-lived assets	8,546.2				8,481.0				8,546.2	8,481.0	8,167.0
United States
Segment Reporting Information [Line Items]
Revenue									12,391.9	11,414.4	10,147.0
Long-lived assets	4,344.0				4,408.7				4,344.0	4,408.7	4,520.8
Outside U.S.
Segment Reporting Information [Line Items]
Revenue									9,101.4	8,559.4	8,165.8
Europe
Segment Reporting Information [Line Items]
Revenue									3,663.1	3,390.6	3,214.4
Long-lived assets	2,413.5				2,246.4				2,413.5	2,246.4	1,864.8
JAPAN
Segment Reporting Information [Line Items]
Revenue									2,407.4	2,339.5	2,253.0
Long-lived assets	180.2				153.4				180.2	153.4	91.0
Other foreign countries
Segment Reporting Information [Line Items]
Revenue									3,030.9	2,829.3	2,698.3
Long-lived assets	$ 1,608.5				$ 1,672.5				1,608.5	1,672.5	1,690.4
Endocrinology | Human pharmaceutical products | United States
Segment Reporting Information [Line Items]
Revenue									7,511.6	6,373.0	4,831.9
Endocrinology | Human pharmaceutical products | Outside U.S.
Segment Reporting Information [Line Items]
Revenue									4,190.5	3,712.2	3,250.9
Trulicity | Human pharmaceutical products | United States
Segment Reporting Information [Line Items]
Revenue									2,515.8	1,609.8	737.6
Trulicity | Human pharmaceutical products | Outside U.S.
Segment Reporting Information [Line Items]
Revenue									683.3	419.9	187.9
Humalog | Human pharmaceutical products | United States
Segment Reporting Information [Line Items]
Revenue									1,787.8	1,717.8	1,685.2
Humalog | Human pharmaceutical products | Outside U.S.
Segment Reporting Information [Line Items]
Revenue									1,208.7	1,147.4	1,083.6
Humulin | Human pharmaceutical products | United States
Segment Reporting Information [Line Items]
Revenue									910.2	884.6	861.8
Humulin | Human pharmaceutical products | Outside U.S.
Segment Reporting Information [Line Items]
Revenue									421.2	450.7	504.1
Forteo | Human pharmaceutical products | United States
Segment Reporting Information [Line Items]
Revenue									757.9	965.2	770.5
Forteo | Human pharmaceutical products | Outside U.S.
Segment Reporting Information [Line Items]
Revenue									817.7	783.8	729.4
Basaglar
Segment Reporting Information [Line Items]
Revenue									801.2	432.1	86.1
Basaglar | Human pharmaceutical products | United States
Segment Reporting Information [Line Items]
Revenue									622.8	311.1	15.8
Basaglar | Human pharmaceutical products | Outside U.S.
Segment Reporting Information [Line Items]
Revenue									178.5	121.0	70.3
Jardiance
Segment Reporting Information [Line Items]
Revenue									658.3	447.5	201.9
Jardiance | Human pharmaceutical products | United States
Segment Reporting Information [Line Items]
Revenue									400.2	290.4	144.5
Jardiance | Human pharmaceutical products | Outside U.S.
Segment Reporting Information [Line Items]
Revenue									258.1	157.0	57.4
Trajenta
Segment Reporting Information [Line Items]
Revenue									574.7	537.9	436.6
Trajenta | Human pharmaceutical products | United States
Segment Reporting Information [Line Items]
Revenue									224.2	213.2	165.9
Trajenta | Human pharmaceutical products | Outside U.S.
Segment Reporting Information [Line Items]
Revenue									350.5	324.7	270.7
Other Endocrinology | Human pharmaceutical products | United States
Segment Reporting Information [Line Items]
Revenue									292.7	380.9	450.6
Other Endocrinology | Human pharmaceutical products | Outside U.S.
Segment Reporting Information [Line Items]
Revenue									272.5	307.7	347.5
Oncology: | Human pharmaceutical products | United States
Segment Reporting Information [Line Items]
Revenue									2,403.2	2,050.4	1,975.1
Oncology: | Human pharmaceutical products | Outside U.S.
Segment Reporting Information [Line Items]
Revenue									1,857.3	1,761.6	1,746.8
Alimta | Human pharmaceutical products | United States
Segment Reporting Information [Line Items]
Revenue									1,131.0	1,034.3	1,101.0
Alimta | Human pharmaceutical products | Outside U.S.
Segment Reporting Information [Line Items]
Revenue									1,001.9	1,028.2	1,182.3
Erbitux
Segment Reporting Information [Line Items]
Revenue									635.3	645.9	687.0
Erbitux | Human pharmaceutical products | United States
Segment Reporting Information [Line Items]
Revenue									531.6	541.7	581.1
Erbitux | Human pharmaceutical products | Outside U.S.
Segment Reporting Information [Line Items]
Revenue									103.8	104.2	105.9
Cyramza® | Human pharmaceutical products | United States
Segment Reporting Information [Line Items]
Revenue									291.5	278.8	270.1
Cyramza® | Human pharmaceutical products | Outside U.S.
Segment Reporting Information [Line Items]
Revenue									529.9	479.6	344.0
Other Oncology | Human pharmaceutical products | United States
Segment Reporting Information [Line Items]
Revenue									449.1	195.6	22.9
Other Oncology | Human pharmaceutical products | Outside U.S.
Segment Reporting Information [Line Items]
Revenue									221.7	149.6	114.6
Cardiovascular: | Human pharmaceutical products | United States
Segment Reporting Information [Line Items]
Revenue									1,355.7	1,722.7	1,991.4
Cardiovascular: | Human pharmaceutical products | Outside U.S.
Segment Reporting Information [Line Items]
Revenue									898.6	1,148.5	1,234.0
Cialis | Human pharmaceutical products | United States
Segment Reporting Information [Line Items]
Revenue									1,129.2	1,358.6	1,469.5
Cialis | Human pharmaceutical products | Outside U.S.
Segment Reporting Information [Line Items]
Revenue									722.7	964.5	1,002.1
Effient | Human pharmaceutical products
Segment Reporting Information [Line Items]
Revenue									122.2	388.9	535.2
Effient | Human pharmaceutical products | United States
Segment Reporting Information [Line Items]
Revenue									68.1	340.1	465.6
Effient | Human pharmaceutical products | Outside U.S.
Segment Reporting Information [Line Items]
Revenue									54.1	48.8	69.6
Other Cardiovascular | Human pharmaceutical products | United States
Segment Reporting Information [Line Items]
Revenue									158.4	24.0	56.3
Other Cardiovascular | Human pharmaceutical products | Outside U.S.
Segment Reporting Information [Line Items]
Revenue									121.8	135.2	162.3
Neuroscience: | Human pharmaceutical products | United States
Segment Reporting Information [Line Items]
Revenue									277.4	591.0	989.9
Neuroscience: | Human pharmaceutical products | Outside U.S.
Segment Reporting Information [Line Items]
Revenue									1,543.3	1,580.1	1,730.4
Strattera® | Human pharmaceutical products | United States
Segment Reporting Information [Line Items]
Revenue									89.7	284.9	534.9
Strattera® | Human pharmaceutical products | Outside U.S.
Segment Reporting Information [Line Items]
Revenue									361.1	333.3	319.8
Cymbalta | Human pharmaceutical products | United States
Segment Reporting Information [Line Items]
Revenue									54.3	114.9	269.3
Cymbalta | Human pharmaceutical products | Outside U.S.
Segment Reporting Information [Line Items]
Revenue									653.7	642.2	661.2
Zyprexa® | Human pharmaceutical products | United States
Segment Reporting Information [Line Items]
Revenue									36.2	75.5	69.8
Zyprexa® | Human pharmaceutical products | Outside U.S.
Segment Reporting Information [Line Items]
Revenue									435.1	505.7	655.5
Other Neuroscience | Human pharmaceutical products | United States
Segment Reporting Information [Line Items]
Revenue									97.2	115.7	115.9
Other Neuroscience | Human pharmaceutical products | Outside U.S.
Segment Reporting Information [Line Items]
Revenue									93.4	98.9	93.9
Immunology: | Human pharmaceutical products | United States
Segment Reporting Information [Line Items]
Revenue									745.4	486.0	110.8
Immunology: | Human pharmaceutical products | Outside U.S.
Segment Reporting Information [Line Items]
Revenue									394.6	119.0	2.3
Taltz | Human pharmaceutical products | United States
Segment Reporting Information [Line Items]
Revenue									738.7	486.0	110.8
Taltz | Human pharmaceutical products | Outside U.S.
Segment Reporting Information [Line Items]
Revenue									198.7	73.2	2.3
Other Immunology | Human pharmaceutical products | United States
Segment Reporting Information [Line Items]
Revenue									6.7	0.0	0.0
Other Immunology | Human pharmaceutical products | Outside U.S.
Segment Reporting Information [Line Items]
Revenue									195.9	45.8	0.0
Other | Human pharmaceutical products | United States
Segment Reporting Information [Line Items]
Revenue									98.5	191.3	247.9
Other | Human pharmaceutical products | Outside U.S.
Segment Reporting Information [Line Items]
Revenue									$ 217.0	$ 238.0	$ 201.3
Minimum | Sales Revenue, Goods, Net
Segment Reporting Information [Line Items]
Concentration risk, percentage									13.00%	14.00%	13.00%
Minimum | Accounts Receivable
Segment Reporting Information [Line Items]
Concentration risk, percentage									16.00%	16.00%
Maximum | Sales Revenue, Goods, Net
Segment Reporting Information [Line Items]
Concentration risk, percentage									21.00%	21.00%	20.00%
Maximum | Accounts Receivable
Segment Reporting Information [Line Items]
Concentration risk, percentage									25.00%	25.00%
Adjustment to Return Reserve | Cymbalta | Human pharmaceutical products
Segment Reporting Information [Line Items]
Revenue											$ 175.0
Elanco Animal Health Incorporated | Discontinued Operations, Disposed of by Sale
Segment Reporting Information [Line Items]
Noncontrolling interest, ownership percentage by parent												80.20%
Revenue									$ 3,062.4	$ 2,897.5	$ 2,909.3